LOANS AND RECEIVABLES FROM CUSTOMERS (Details 5) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net finance leasing contracts	$ 1,234,100	$ 1,378,926
Loans And Receivables From Customers, Net [Member]
Statement Line Items [Line Items]
Net finance leasing contracts	1,234,100	1,378,926
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member]
Statement Line Items [Line Items]
Net finance leasing contracts	940,789	1,073,506
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member]
Statement Line Items [Line Items]
Net finance leasing contracts	282,135	288,329
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member]
Statement Line Items [Line Items]
Net finance leasing contracts	$ 11,176	$ 17,091